Consolidated Statements of Operations - USD ($)			1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Operating expenses
General and administrative		$ 10,423		$ 329,471	$ 319,048
Loss from operations		(10,423)		(329,471)	(319,048)
Other income:
Net loss		$ (10,423)		$ (329,471)	$ (319,048)
Weighted average number of shares of common stock outstanding, basic		1		1	1
Weighted average number of shares of common stock outstanding, diluted		1		1	1
Basic net income (loss) per share of common stock		$ (10,423)		$ (329,471)	$ (319,048)
Diluted net income (loss) per share of common stock		$ (10,423)		$ (329,471)	$ (319,048)
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Operating expenses
General and administrative					$ 999,076	$ 4,261	$ 13,124			$ 1,917,681
Loss from operations					(999,076)	(4,261)	(13,124)			(1,917,681)
Other income:
Formation and operational costs									$ 23,544
Share based compensation expense										(395,400)
Interest earned on marketable securities held in Trust Account					2,624,404					3,824,027
Change in fair value of conversion feature
Change in fair value of derivative liability
Other income					2,624,404					3,428,627
Net loss					$ 1,625,328	$ (4,261)	$ (13,124)		$ (23,544)	$ 1,510,946
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Redeemable Ordinary Shares [Member]
Other income:
Weighted average number of shares of common stock outstanding, basic					25,000,000					12,316,176
Weighted average number of shares of common stock outstanding, diluted					25,000,000					12,316,176
Basic net income (loss) per share of common stock					$ 0.05					$ 0.07
Diluted net income (loss) per share of common stock					$ 0.05					$ 0.07
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Nonredeemable Ordinary Shares [Member]
Other income:
Weighted average number of shares of common stock outstanding, basic					9,038,333	7,433,333	7,433,333			8,173,296
Weighted average number of shares of common stock outstanding, diluted					9,038,333	7,433,333	7,433,333			9,038,333
Basic net income (loss) per share of common stock					$ 0.05	$ (0.00)	$ (0.00)			$ 0.07
Diluted net income (loss) per share of common stock					$ 0.05	$ (0.00)	$ (0.00)			$ 0.07
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
Other income:
Weighted average number of shares of common stock outstanding, basic	[1]								6,666,667
Weighted average number of shares of common stock outstanding, diluted	[1]								6,666,667
Basic net income (loss) per share of common stock									$ (0.00)
Diluted net income (loss) per share of common stock									$ (0.00)
PROCAP BTC, LLC [Member]
Revenue					$ 77,000			$ 77,000
Operating expenses
Gain on fair value of digital assets			$ (14,296,383)		(34,607,635)			(48,904,018)
General and administrative			7,858		4,325,350			4,333,208
Loss from operations			14,288,525		30,359,285			44,647,810
Other income:
Change in fair value of conversion feature					45,452,000			55,782,000
Change in fair value of derivative liability			10,330,000
Other income			10,330,000		45,452,000			55,782,000
Net loss			$ 24,618,525		$ 75,811,285			$ 100,429,810
Weighted average number of shares of common stock outstanding, basic			3,809,524		10,000,000			8,849,558
Weighted average number of shares of common stock outstanding, diluted			28,404,762		74,562,500			65,984,513
Basic net income (loss) per share of common stock			$ 6.46		$ 7.58			$ 11.35
Diluted net income (loss) per share of common stock			$ 0.50		$ 0.41			$ 0.68

[1]	Excludes up to 1,000,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 7).